TFA - Transfer of certain financial assets accounted for as secured borrowings (Details 7) - CHF (SFr) SFr in Millions	Dec. 31, 2016	Dec. 31, 2015
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	SFr 55,000	SFr 58,100
Securities lending transactions	9,400	12,000
Obligation to return securities received as collateral, at fair value	32,564	28,511
Total	97,000	98,600
Governments debt securities
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	29,400	21,100
Securities lending transactions	2,500	3,100
Obligation to return securities received as collateral, at fair value	700	500
Corporate debt securities
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	13,900	15,200
Securities lending transactions	500	400
Obligation to return securities received as collateral, at fair value	400	100
Asset-backed securities
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	10,300	21,600
Equity securities
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	1,100	100
Securities lending transactions	6,000	8,200
Obligation to return securities received as collateral, at fair value	31,500	27,900
Other
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	300	100
Securities lending transactions	400	300
Maturity on Demand [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	6,800	7,700
Securities lending transactions	6,700	6,000
Obligation to return securities received as collateral, at fair value	32,200	26,200
Total	45,700	39,900
Maturity Less than 30 Days [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	31,900	29,900
Securities lending transactions	2,400	3,600
Obligation to return securities received as collateral, at fair value	400	2,300
Total	34,700	35,800
Maturity 30 to 90 Days [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	8,400	8,100
Securities lending transactions	0	1,800
Obligation to return securities received as collateral, at fair value	0	0
Total	8,400	9,900
Maturity Greater than 90 Days [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	7,900	12,400
Securities lending transactions	300	600
Obligation to return securities received as collateral, at fair value	0	0
Total	8,200	13,000
Bank
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	55,000	58,100
Securities lending transactions	9,400	12,000
Obligation to return securities received as collateral, at fair value	32,564	28,511
Total	97,000	98,600
Bank | Governments debt securities
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	29,400	21,100
Securities lending transactions	2,500	3,100
Obligation to return securities received as collateral, at fair value	700	500
Bank | Corporate debt securities
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	13,900	15,200
Securities lending transactions	500	400
Obligation to return securities received as collateral, at fair value	400	100
Bank | Asset-backed securities
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	10,300	21,600
Bank | Equity securities
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	1,100	100
Securities lending transactions	6,000	8,200
Obligation to return securities received as collateral, at fair value	31,500	27,900
Bank | Other
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	300	100
Securities lending transactions	400	300
Bank | Maturity on Demand [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	6,800	7,700
Securities lending transactions	6,700	6,000
Obligation to return securities received as collateral, at fair value	32,200	26,200
Total	45,700	39,900
Bank | Maturity Less than 30 Days [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	31,900	29,900
Securities lending transactions	2,400	3,600
Obligation to return securities received as collateral, at fair value	400	2,300
Total	34,700	35,800
Bank | Maturity 30 to 90 Days [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	8,400	8,100
Securities lending transactions	0	1,800
Obligation to return securities received as collateral, at fair value	0	0
Total	8,400	9,900
Bank | Maturity Greater than 90 Days [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	7,900	12,400
Securities lending transactions	300	600
Obligation to return securities received as collateral, at fair value	0	0
Total	SFr 8,200	SFr 13,000